Commodity risk management contracts (Schedule of Group’s Derivative Contracts) (Details)	12 Months Ended
	Dec. 31, 2020 bbl $ / bbl	Jan. 01, 2022 $ / bbl	Oct. 01, 2021 $ / bbl	Jul. 01, 2021 $ / bbl	Apr. 01, 2021 $ / bbl	Jan. 01, 2021 $ / bbl
Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		45.00
January 1, 2020 - March 31, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Ways
Derivative contracts, number of instruments held | bbl	18,000
January 1, 2020 - March 31, 2020 | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
January 1, 2020 - March 31, 2020 | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
January 1, 2020 - March 31, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	74.45
April 1, 2020 - June 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	26,000
April 1, 2020 - June 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Ways
Derivative contracts, number of instruments held | bbl	11,000
April 1, 2020 - June 30, 2020 | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
April 1, 2020 - June 30, 2020 | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
April 1, 2020 - June 30, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
April 1, 2020 - June 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	7,500
April 1, 2020 - June 30, 2020 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	32.33
April 1, 2020 - June 30, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	34.54
April 1, 2020 - June 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Fixed Price
Derivative contracts, number of instruments held | bbl	7,500
Derivative Price	31.67
July 1, 2020 - September 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	27,500
July 1, 2020 - September 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Ways
Derivative contracts, number of instruments held | bbl	11,000
July 1, 2020 - September 30, 2020 | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
July 1, 2020 - September 30, 2020 | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
July 1, 2020 - September 30, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
July 1, 2020 - September 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	14,500
July 1, 2020 - September 30, 2020 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	31.34
July 1, 2020 - September 30, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	38.66
July 1, 2020 - September 30, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Fixed Price
Derivative contracts, number of instruments held | bbl	2,000
Derivative Price	32.00
October 1, 2020 - December 31, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	25,500
October 1, 2020 - December 31, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Ways
Derivative contracts, number of instruments held | bbl	11,000
October 1, 2020 - December 31, 2020 | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
October 1, 2020 - December 31, 2020 | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
October 1, 2020 - December 31, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
October 1, 2020 - December 31, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	12,500
October 1, 2020 - December 31, 2020 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	33.76
October 1, 2020 - December 31, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.38
October 1, 2020 - December 31, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
October 1, 2020 - December 31, 2020 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	30.00
October 1, 2020 - December 31, 2020 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	44.25
January 1, 2021 - March 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	23,000
January 1, 2021 - March 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	21,000
January 1, 2021 - March 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	38.19
January 1, 2021 - March 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	51.98
January 1, 2021 - March 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
January 1, 2021 - March 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	35.00
January 1, 2021 - March 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	43.01
April 1, 2021 - June 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	20,500
April 1, 2021 - June 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	38.93
April 1, 2021 - June 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	52.49
January 1, 2021 - June 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,500
January 1, 2021 - June 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price						45.00
January 1, 2021 - June 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price						59.00
April 1, 2021 - June 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
April 1, 2021 - June 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price					50.00
April 1, 2021 - June 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price					57.10
April 1, 2021 - June 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,000
April 1, 2021 - June 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price					50.00
April 1, 2021 - June 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price					57.27
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	9,000
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	40.00
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	54.34
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,500
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				45.00
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				61.20
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,500
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				46.00
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				62.50
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				45.00
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				66.06
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,000
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				41.50
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				68.15
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,000
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				41.50
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				68.98
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
July 1, 2021 - September 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				50.00
July 1, 2021 - September 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price				80.60
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	9,000
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	40.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	54.34
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,000
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			45.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			61.65
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			45.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			62.03
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			45.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			64.17
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			45.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			71.02
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			50.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			75.75
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			50.00
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price			78.00
January 1, 2022 - March 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,500
January 1, 2022 - March 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		45.00
January 1, 2022 - March 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		60.45
January 1, 2022 - March 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
January 1, 2022 - March 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		50.00
January 1, 2022 - March 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		75.00
January 1, 2022 - March 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
January 1, 2022 - March 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		76.85
Derivative Contract Period Four [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	31.67
Derivative Contract Period Eight [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	32.00